FINANCIAL OBLIGATIONS - Reconciliation of movements of liabilities (Details) - COP ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 41,958,506	$ 47,548,631	$ 41,958,506	$ 38,637,538
Change in accounting policies on January 1, 2019	2,225,545
Cash flows from financing activities:
Dividends paid to shareholders		(1,330,241)	(1,266,920)	(1,128,535)
Dividends paid to non-controlling interest		(946,034)	(804,302)	(745,932)
Issuance of debt securities (excluding interest issuance of debt securities)		5,733,500	3,130,254	1,095,892
Interest issuance of debt securities		(7,180)	18,633
Payment of outstanding debt securities		(2,185,636)	(1,544,225)	(1,139,897)
Issuance of shares				988,072
Leases		(429,636)	(362,334)
Redemption of preferred shares		(379,320)
Equity transaction		(51,004)	(67,097)	(67,157)
Net cash used in financing activities		404,449	(895,991)	(997,557)
Cash flows from operating activities:
Accrued interest		1,755,825	1,426,064	1,162,699
Interest paid		(1,695,599)	(1,297,808)	(922,968)
Other changes		4,000,134	1,528,564	1,880,762
Total liabilities related to other changes		4,060,359	1,656,821	2,120,493
Total equity related to other changes		2,697,375	2,603,750	2,198,032
Balance at end of period		54,710,814	47,548,631	41,958,506
Issued capital [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	22,281	22,281	22,281	22,281
Cash flows from operating activities:
Balance at end of period		22,281	22,281	22,281
Additional paid-in capital
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	8,472,336	8,445,766	8,472,336	8,303,431
Cash flows from financing activities:
Equity transaction		(546)	(26,570)	(12,674)
Net cash used in financing activities		(546)	(26,570)	(12,674)
Cash flows from operating activities:
Total equity related to other changes		25,650		181,579
Balance at end of period		8,470,870	8,445,766	8,472,336
Non-controlling interests [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	11,764,639	13,497,702	11,764,639	9,564,584
Cash flows from financing activities:
Issuance of shares				988,072
Redemption of preferred shares		(379,320)
Equity transaction		(50,458)	(40,527)	(54,483)
Net cash used in financing activities		(429,778)	(40,527)	933,589
Cash flows from operating activities:
Other changes		(957,391)	(830,160)	(749,987)
Total liabilities related to other changes		(957,391)	(830,160)	(749,987)
Total equity related to other changes		2,671,725	2,603,750	2,016,453
Balance at end of period		14,782,259	13,497,702	11,764,639
Dividends Payable [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	535,310	631,111	535,310	590,041
Cash flows from financing activities:
Dividends paid to shareholders		(1,330,241)	(1,266,920)	(1,128,535)
Dividends paid to non-controlling interest		(946,034)	(804,302)	(745,932)
Net cash used in financing activities		(2,276,275)	(2,071,222)	(1,874,467)
Cash flows from operating activities:
Other changes		2,294,038	2,167,023	1,819,736
Total liabilities related to other changes		2,294,038	2,167,023	1,819,736
Balance at end of period		648,874	631,111	535,310
Bonds issued
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	20,140,351	21,918,268	20,140,351	19,102,196
Cash flows from financing activities:
Issuance of debt securities (excluding interest issuance of debt securities)		5,733,500	3,130,254	1,095,892
Interest issuance of debt securities		(7,180)	18,633
Payment of outstanding debt securities		(2,185,636)	(1,544,225)	(1,139,897)
Net cash used in financing activities		3,540,683	1,604,662	(44,005)
Cash flows from operating activities:
Accrued interest		1,545,009	1,220,437	1,162,699
Interest paid		(1,503,675)	(1,103,218)	(922,968)
Other changes		2,260,511	56,037	842,429
Total liabilities related to other changes		2,301,845	173,255	1,082,160
Balance at end of period		27,760,797	21,918,268	20,140,351
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,023,589	3,033,502	1,023,589	1,055,005
Change in accounting policies on January 1, 2019	$ 2,225,545
Cash flows from financing activities:
Leases		(429,636)	(362,334)
Net cash used in financing activities		(429,636)	(362,334)
Cash flows from operating activities:
Accrued interest		210,816	205,627
Interest paid		(191,924)	(194,589)
Other changes		402,975	135,665	(31,416)
Total liabilities related to other changes		421,867	146,703	(31,416)
Balance at end of period		$ 3,025,733	$ 3,033,502	$ 1,023,589